SCHEDULE OF DEFERRED TAX ASSET LIABILITY (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Share-based compensation	$ 928,525	$ 972,043
Accruals and reserves not currently deductible	2	649,113
Impairment of investments and inventory	661,050	660,904
Other	215,542	141,349
Total deferred tax assets	1,805,119	2,423,409
Less: valuation allowance	(1,805,119)	(2,342,204)
Total deferred tax assets, net		$ 81,205